SECURITIES - Held to Maturity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	$ 309,523,000	$ 339,436,000
Debt securities held-to-maturity, transferred unrealized loss	12,982,000	16,171,000
Debt securities, held-to-maturity, allowance for credit loss	92,000	132,000	$ 157,000	$ 168,000
Amortized Cost	322,597,000	355,739,000
Debt securities, held-to-maturity, unrecognized gains	36,000	28,000
Debt securities, held-to-maturity, unrecognized losses	39,803,000	53,907,000
Debt securities, held-to-maturity, fair value	282,830,000	301,860,000
U.S. agency
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	22,446,000	24,150,000
Debt securities held-to-maturity, transferred unrealized loss	1,220,000	1,404,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Amortized Cost	23,666,000	25,554,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	3,833,000	4,987,000
Debt securities, held-to-maturity, fair value	19,833,000	20,567,000
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	92,900,000	100,700,000
Debt securities held-to-maturity, transferred unrealized loss	7,688,000	8,669,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Amortized Cost	100,588,000	109,369,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	19,337,000	24,631,000
Debt securities, held-to-maturity, fair value	81,251,000	84,738,000
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	3,734,000	4,013,000
Debt securities held-to-maturity, transferred unrealized loss	62,000	107,000
Debt securities, held-to-maturity, allowance for credit loss	0	0
Amortized Cost	3,796,000	4,120,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	249,000	402,000
Debt securities, held-to-maturity, fair value	3,547,000	3,718,000
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	7,294,000	7,350,000
Debt securities held-to-maturity, transferred unrealized loss	80,000	190,000
Debt securities, held-to-maturity, allowance for credit loss	2,000	1,000	4,000	1,000
Amortized Cost	7,376,000	7,541,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	272,000	551,000
Debt securities, held-to-maturity, fair value	7,104,000	6,990,000
Obligations of states and political subdivisions
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	149,915,000	156,305,000
Debt securities held-to-maturity, transferred unrealized loss	3,717,000	5,262,000
Debt securities, held-to-maturity, allowance for credit loss	19,000	17,000	33,000	39,000
Amortized Cost	153,651,000	161,584,000
Debt securities, held-to-maturity, unrecognized gains	36,000	28,000
Debt securities, held-to-maturity, unrecognized losses	14,278,000	19,461,000
Debt securities, held-to-maturity, fair value	139,409,000	142,151,000
Corporate
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	32,276,000	45,964,000
Debt securities held-to-maturity, transferred unrealized loss	177,000	496,000
Debt securities, held-to-maturity, allowance for credit loss	67,000	111,000	116,000	123,000
Amortized Cost	32,520,000	46,571,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	1,834,000	3,875,000
Debt securities, held-to-maturity, fair value	30,686,000	42,696,000
Trust preferred
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss [Abstract]
Carrying Value	958,000	954,000
Debt securities held-to-maturity, transferred unrealized loss	38,000	43,000
Debt securities, held-to-maturity, allowance for credit loss	4,000	3,000	$ 4,000	$ 5,000
Amortized Cost	1,000,000	1,000,000
Debt securities, held-to-maturity, unrecognized gains	0	0
Debt securities, held-to-maturity, unrecognized losses	0	0
Debt securities, held-to-maturity, fair value	$ 1,000,000	$ 1,000,000